5. SHAREHOLDERS EQUITY (DEFICIT) (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Warrants Outstanding, Ending	7,615,487
Warrants
Warrants Outstanding, Beginning	4,282,153	0
Warrants Granted	3,333,334	4,282,153
Warrants Forfeited	0	0
Warrants Exercised	0	0
Warrants Outstanding, Ending	7,615,487	4,282,153
Weighted Average Exercise Price
Warrants Outstanding, Beginning	$ 0.70	$ 0.00
Warrants Granted	$ 0.14	$ 0.70
Warrants Forfeited	$ 0.00	$ 0.00
Warrants Exercised	$ 0.00	$ 0.00
Warrants Outstanding, Ending Exercise Price	$ 0.45	$ 0.70